Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 29,674,534	$ 51,600,106	$ 94,318,710
Cost of revenues	(29,422,847)	(50,905,784)	(92,704,165)
Gross profit	251,687	694,322	1,614,545
Operating expenses:
General and administrative expenses	(3,357,399)	(1,567,217)	(1,460,642)
Total operating expenses	(3,357,399)	(1,567,217)	(1,460,642)
(Loss) income from operations	(3,105,712)	(872,895)	153,903
Other income (expense):
Interest income	220,819	259,056	2,644
Interest expenses	(33,464)	(12,869)	(1,269)
Gain (loss) on deconsolidation of a subsidiary	(45,160)
Loss from equity investment	(2,386)
Other income, net	11,373	20,606	88,708
Total other income, net	151,182	266,793	90,083
(Loss) income before income taxes	(2,954,530)	(606,102)	243,986
Income tax expense	236,013	(142,440)	(38,075)
Net (loss) income	(2,718,517)	(748,542)	205,911
Other comprehensive income (loss):
Foreign currency translation gain (loss)	(567)	14,213	(45,764)
Comprehensive (loss) income to shareholders	$ (2,719,084)	$ (734,329)	$ 160,147
(Loss) income per ordinary share
Basic (in Dollars per share)	$ (0.37)	$ (0.48)	$ 0.16
Diluted (in Dollars per share)	$ (0.37)	$ (0.48)	$ 0.16
Weighted average numbers of ordinary shares outstanding
Basic (in Shares)	7,294,535	1,578,125	1,500,000
Diluted (in Shares)	7,294,535	1,578,125	1,500,000